Document and Entity Information	Sep. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2022
Entity Registrant Name	Hanesbrands Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address, Address Line One	1000 East Hanes Mill Road
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27105
City Area Code	336
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001359841